CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2019
CONTINGENT LIABILITIES
CONTINGENT LIABILITIES

41.    CONTINGENT LIABILITIES

The Group was sued in the second quarter of 2019 against the project construction, financing arrangement and others, collectively aggregating to RMB591 million, which mainly arose from contract variation orders without merits and disagreed by the Group. As an administrative process, the local courts held to freeze the Group’s bank accounts or other equivalent assets amounting to RMB214 million. As at December 31, 2019 and as at the date of approval of these financial statements, the local courts have already frozen several bank accounts of the Group aggregating to RMB61 million and a real estate of the Group of a net book value amounting to RMB46 million. Currently the lawsuits are in progress and the outcomes are unknown. The directors, based on the advice from the Group’s legal counsels, believe that the Group has valid defence against all the allegations and accordingly, have not provided for any claim arising from the litigations, other than the related legal and other costs.